15. RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Interest expense, related party	$ 2,814	$ 196	$ 4,649	$ 377
Ruituo
Purchases from related party, commercial vehicles			245,392	204,956
Interest expense, related party			$ 1,023	$ 52